Trade and other receivables - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Trade and other receivables	$ 51,903	$ 45,372
Accumulated impairment [member]
Trade and other receivables
Trade and other receivables	$ 1,431	$ 1,512